Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Interests in associates and joint ventures
Schedule of interests in associates and joint ventures

(in millions of euros)
Company	Main activity	Main co-%		December 31,	December 31,	December 31,
		shareholder	interest	2022	2021	2020
Entities jointly controlled
Orange Concessions and its subsidiaries	Operation / maintenance related to Public Initiative Networks	Consortium HIN (50%)	50%	1,057	1,049	—
Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland)	Construction / operation in Poland	APG Group (50%)	50%	306	298	—
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (34%)	40%	72	65	70
Other				17	10	10
Entities under significant influence
Orange Tunisie	Telecommunications operator in Tunisia	Investec (51%)	49%	17	2	—
Savoie connectée	Fiber infrastructure operator	Covage (70%)	30%	7	7	5
IRISnet	Telecommunications operator in Belgium	MRBC (54%)	22%	6	6	5
Odyssey Music Group (Deezer)(1)	Streaming platform	AI European Holdings SARL	NA	NA	—	5
Other				3	3	2
Total associates and joint ventures				1,486	1,440	98
(1)Following Deezer's initial public offering in 2022, the Orange group no longer has any significant influence on the entity (see Note 3.2).

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2022	2021	2020
Interests in associates and joint ventures - in the opening balance	1,440	98	103
Dividends	(5)	(3)	(4)
Share of profits (losses)	(2)	3	(2)
Impairment loss	—	—	(0)
Change in components of other comprehensive income(1)	51	3	—
Changes in the scope of consolidation(2)	(3)	1,345	—
Change in capital	11	3	19
Translation adjustment	(2)	(4)	(12)
Reclassifications and other items	(3)	(6)	(6)
Interests in associates and joint ventures - in the closing balance	1,486	1,440	98

(1)	In 2022, includes the effect of the change in fair value of cash flow hedge derivatives, net of tax, recognized in other comprehensive income for 33 million euros of Orange Concessions, and 18 million euros of the FiberCo in Poland.
(2)	In 2021, changes in the scope of consolidation mainly concerned Orange Concessions and the FiberCo in Poland, as described in Note 3.2.

Schedule of operations performed between the Group and the interests in associates and joint ventures

(in millions of euros)	December 31, 2022		December 31, 2021
	Orange	Swiatłowod	Orange	Swiatłowod
	Concessions	Inwestycje Sp. z o.o.	Concessions	Inwestycje Sp. z o.o.
Assets(1)

Non-current assets	3,699	372	3,029	168
Current assets	417	197	519	171
Total assets	4,115	569	3,548	339

Liabilities

Shareholder's equity	2,117	281	1,991	257
Non-current liabilities	1,494	198	1,054	45
Current liabilities	505	90	502	36
Total equity and liabilities	4,115	569	3,548	339

Income statement

Revenue	768	29	112	7
Operating income	(7)	(4)	(16)	(3)
Finance costs, net	(35)	(5)	(5)	16
Income tax	8	1	7	(3)
Net income	(35)	(8)	(14)	10

(1) Assets are recognized by Orange Concessions in accordance with the provisions of IFRIC 12 “Service Concession Arrangements.”